Columbia Variable Portfolio – Income Opportunities Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	79
Ziff Davis Holdings, Inc.(a),(b),(c)	553	6
Total		85
Total Communication Services		85
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	216	23,576
Total Consumer Discretionary		23,576
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	5,798
Total Industrials		5,798
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,986)		29,459

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.8%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	1,273,608	1,197,137
Total Convertible Bonds (Cost $1,155,007)			1,197,137

Corporate Bonds & Notes 91.4%

Aerospace & Defense 2.2%
Bombardier, Inc.(d)
04/15/2027	7.875%	113,000	113,312
Moog, Inc.(d)
12/15/2027	4.250%	447,000	434,723
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	231,000	250,708
11/15/2030	9.750%	186,000	207,472
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
08/15/2028	6.750%	357,000	367,782
03/01/2029	6.375%	752,000	775,595
03/01/2032	6.625%	652,000	679,547
01/15/2033	6.000%	418,000	423,925
Total			3,253,064
Airlines 1.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	892,269	889,635
04/20/2029	5.750%	894,138	892,980
Hawaiian Brand Intellectual Property Ltd.(d)
04/15/2029	11.000%	167,437	168,068
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	543,935	550,716
Total			2,501,399
Automotive 2.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	42,000	41,990
04/01/2027	6.500%	50,000	50,165
Ford Motor Credit Co. LLC
11/01/2024	4.063%	178,000	177,712
06/16/2025	5.125%	512,000	511,455
11/13/2025	3.375%	734,000	719,861
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	290,000	266,391
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	85,000	83,662
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	364,000	362,569
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	300,000	300,036
05/15/2027	8.500%	99,000	99,450
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	193,000	198,810
04/23/2032	6.875%	352,000	352,851
Total			3,164,952
Brokerage/Asset Managers/Exchanges 1.1%
AG Issuer LLC(d)
03/01/2028	6.250%	185,000	181,404
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	560,000	573,786
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	556,000	592,381

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Focus Financial Partners LLC(d)
09/15/2031	6.750%	314,000	316,415
Total			1,663,986
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	420,000	404,250
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	514,000	506,323
08/01/2030	6.500%	175,000	181,274
Interface, Inc.(d)
12/01/2028	5.500%	134,000	131,603
Masterbrand, Inc.(d)
07/15/2032	7.000%	79,000	82,931
Summit Materials LLC/Finance Corp.(d)
01/15/2031	7.250%	266,000	281,827
Total			1,588,208
Cable and Satellite 4.3%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	787,000	774,085
06/01/2029	5.375%	243,000	234,060
03/01/2030	4.750%	1,140,000	1,047,365
08/15/2030	4.500%	370,000	334,923
02/01/2031	4.250%	178,000	157,211
02/01/2032	4.750%	419,000	368,465
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	175,000	151,257
CCO Holdings LLC/Holdings Capital Corp.(d)
01/15/2034	4.250%	95,000	78,010
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	326,726
07/15/2028	4.000%	435,000	410,373
07/01/2030	4.125%	539,000	489,250
Virgin Media Finance PLC(d)
07/15/2030	5.000%	420,000	369,075
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	164,914
VZ Secured Financing BV(d)
01/15/2032	5.000%	780,000	717,435
Ziggo BV(d)
01/15/2030	4.875%	780,000	741,224
Total			6,364,373
Chemicals 4.4%
Ashland LLC(d)
09/01/2031	3.375%	310,000	274,834
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avient Corp.(d)
08/01/2030	7.125%	159,000	165,864
11/01/2031	6.250%	56,000	57,418
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	240,000	256,276
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	571,000	534,102
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	320,000	326,493
Element Solutions, Inc.(d)
09/01/2028	3.875%	539,000	513,659
HB Fuller Co.
10/15/2028	4.250%	398,000	381,720
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	361,223
INEOS Finance PLC(d)
04/15/2029	7.500%	439,000	458,882
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	314,000	335,978
Ingevity Corp.(d)
11/01/2028	3.875%	402,000	376,972
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	232,000	217,929
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	265,000	252,933
11/15/2028	9.750%	591,000	631,136
06/15/2031	7.250%	307,000	319,488
SPCM SA(d)
03/15/2027	3.125%	35,000	33,291
WR Grace Holdings LLC(d)
06/15/2027	4.875%	602,000	593,178
08/15/2029	5.625%	347,000	325,924
03/01/2031	7.375%	92,000	96,326
Total			6,513,626
Construction Machinery 1.5%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	1,085,000	1,018,135
Herc Holdings, Inc.(d)
07/15/2027	5.500%	607,000	606,364
06/15/2029	6.625%	246,000	254,891
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	78,000	80,685
03/15/2031	7.750%	292,000	311,561
Total			2,271,636
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.9%
APX Group, Inc.(d)
02/15/2027	6.750%	269,000	269,739
Arches Buyer, Inc.(d)
06/01/2028	4.250%	609,000	560,074
Match Group, Inc.(d)
06/01/2028	4.625%	342,000	332,522
02/15/2029	5.625%	211,000	210,951
Total			1,373,286
Consumer Products 1.1%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	699,000	699,009
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d),(f)
10/15/2029	9.500%	422,000	422,261
Newell Brands, Inc.
09/15/2027	6.375%	118,000	119,629
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	290,000	266,174
02/01/2032	4.375%	95,000	87,942
Total			1,595,015
Diversified Manufacturing 2.6%
Chart Industries, Inc.(d)
01/01/2030	7.500%	199,000	209,822
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	514,000	529,944
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	205,000	213,899
Esab Corp.(d)
04/15/2029	6.250%	157,000	161,451
Gates Corp. (The)(d)
07/01/2029	6.875%	163,000	168,872
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	283,907
Resideo Funding, Inc.(d)
09/01/2029	4.000%	317,000	298,555
07/15/2032	6.500%	338,000	347,345
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	282,000	279,090
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	773,000	791,428
03/15/2029	6.375%	287,000	296,602
03/15/2032	6.625%	369,000	384,181
Total			3,965,096
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 5.4%
Alpha Generation LLC(d)
10/15/2032	6.750%	187,000	189,796
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	964,000	946,154
02/15/2031	3.750%	1,059,000	969,532
01/15/2032	3.750%	552,000	499,154
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	167,000	157,427
Lightning Power LLC(d)
08/15/2032	7.250%	135,000	141,749
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	82,000	79,854
09/15/2027	4.500%	464,000	453,342
01/15/2029	7.250%	240,000	252,974
NRG Energy, Inc.(d)
06/15/2029	5.250%	709,000	706,671
02/15/2031	3.625%	583,000	528,606
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	193,000	186,530
PG&E Corp.
07/01/2028	5.000%	141,000	139,851
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	566,000	560,170
01/15/2030	4.750%	704,000	673,458
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	585,000	584,247
07/31/2027	5.000%	154,000	153,014
10/15/2031	7.750%	566,000	609,193
04/15/2032	6.875%	188,000	197,911
Total			8,029,633
Environmental 0.9%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	56,000	57,355
GFL Environmental, Inc.(d)
08/01/2028	4.000%	410,000	394,174
01/15/2031	6.750%	215,000	225,599
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	683,000	680,628
Total			1,357,756
Finance Companies 3.8%
GGAM Finance Ltd.(d)
04/15/2029	6.875%	86,000	89,528
03/15/2030	5.875%	188,000	188,429

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
06/25/2025	6.750%	490,000	493,148
03/15/2029	5.500%	23,000	22,314
03/15/2031	11.500%	330,000	377,020
08/01/2033	5.625%	81,000	71,896
OneMain Finance Corp.
01/15/2029	9.000%	209,000	221,429
03/15/2030	7.875%	281,000	293,901
09/15/2030	4.000%	301,000	267,972
05/15/2031	7.500%	250,000	257,420
11/15/2031	7.125%	107,000	108,327
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	1,121,000	1,121,040
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	306,000	311,777
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	380,000	357,538
03/01/2031	3.875%	90,000	82,898
10/15/2033	4.000%	1,267,000	1,138,239
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	31,697
United Wholesale Mortgage LLC(d)
06/15/2027	5.750%	149,000	148,136
04/15/2029	5.500%	98,000	95,443
Total			5,678,152
Food and Beverage 2.3%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	374,000	372,044
06/15/2030	6.000%	270,000	272,488
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	357,000	354,521
Performance Food Group, Inc.(d)
09/15/2032	6.125%	149,000	152,388
Post Holdings, Inc.(d)
02/15/2032	6.250%	858,000	883,867
Post Holdings, Inc.(d),(f)
10/15/2034	6.250%	168,000	169,325
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	282,000	270,307
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	573,000	543,584
US Foods, Inc.(d)
09/15/2028	6.875%	182,000	189,736
01/15/2032	7.250%	169,000	178,864
Total			3,387,124
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 3.1%
Boyd Gaming Corp.(d)
06/15/2031	4.750%	113,000	107,839
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	569,000	594,536
02/15/2032	6.500%	566,000	585,422
Churchill Downs, Inc.(d)
05/01/2031	6.750%	447,000	462,215
International Game Technology PLC(d)
04/15/2026	4.125%	200,000	197,506
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	116,000	121,676
MGM Resorts International
09/15/2029	6.125%	208,000	210,674
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	550,000	527,245
Penn National Gaming, Inc.(d)
01/15/2027	5.625%	150,000	148,484
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	487,000	483,547
Scientific Games International, Inc.(d)
05/15/2028	7.000%	349,000	351,680
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	563,437
Wynn Resorts Finance LLC/Capital Corp.(d)
03/15/2033	6.250%	281,000	284,794
Total			4,639,055
Health Care 7.8%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	76,000	74,002
04/15/2029	5.000%	305,000	290,665
Avantor Funding, Inc.(d)
07/15/2028	4.625%	78,000	76,264
11/01/2029	3.875%	736,000	696,466
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	286,000	302,513
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	227,000	225,906
04/01/2030	3.500%	353,000	347,225
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	243,904
03/15/2029	3.750%	143,000	134,565
03/15/2031	4.000%	163,000	150,333
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(d)
03/15/2027	5.625%	185,000	181,954
05/15/2030	5.250%	839,000	771,890
02/15/2031	4.750%	212,000	186,307
01/15/2032	10.875%	159,000	175,251
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	227,000	239,001
DaVita, Inc.(d)
06/01/2030	4.625%	180,000	171,316
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	284,664
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	193,827
IQVIA, Inc.(d)
05/15/2027	5.000%	669,000	664,860
05/15/2030	6.500%	146,000	152,386
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	287,000	295,958
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	500,000	473,356
10/01/2029	5.250%	1,060,000	1,040,080
Select Medical Corp.(d)
08/15/2026	6.250%	1,033,000	1,039,571
Star Parent, Inc.(d)
10/01/2030	9.000%	662,000	711,256
Teleflex, Inc.
11/15/2027	4.625%	599,000	590,526
Teleflex, Inc.(d)
06/01/2028	4.250%	246,000	238,245
Tenet Healthcare Corp.
02/01/2027	6.250%	1,288,000	1,290,289
11/01/2027	5.125%	304,000	303,100
01/15/2030	4.375%	80,000	76,795
Total			11,622,475
Home Construction 0.3%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	400,000	392,623
Independent Energy 5.2%
Baytex Energy Corp.(d)
04/30/2030	8.500%	307,000	318,307
03/15/2032	7.375%	294,000	292,732
Civitas Resources, Inc.(d)
11/01/2030	8.625%	158,000	167,512
07/01/2031	8.750%	379,000	401,740
CNX Resources Corp.(d)
01/15/2029	6.000%	416,000	418,291
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	1,019,000	1,020,266
Comstock Resources, Inc.(d)
03/01/2029	6.750%	330,000	321,729
01/15/2030	5.875%	83,000	77,620
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	226,000	228,646
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	630,000	629,355
02/01/2029	5.750%	505,000	491,675
11/01/2033	8.375%	198,000	213,400
Matador Resources Co.(d)
04/15/2028	6.875%	183,000	186,014
04/15/2032	6.500%	400,000	399,182
04/15/2033	6.250%	181,000	178,307
Permian Resources Operating LLC(d)
01/15/2032	7.000%	533,000	554,192
02/01/2033	6.250%	183,000	185,927
SM Energy Co.
01/15/2027	6.625%	284,000	284,194
07/15/2028	6.500%	144,000	144,002
SM Energy Co.(d)
08/01/2029	6.750%	179,000	179,707
08/01/2032	7.000%	320,000	321,382
Southwestern Energy Co.
02/01/2032	4.750%	878,000	839,941
Total			7,854,121
Leisure 2.9%
Boyne USA, Inc.(d)
05/15/2029	4.750%	259,000	249,430
Carnival Corp.(d)
08/01/2028	4.000%	390,000	376,481
08/15/2029	7.000%	277,000	294,331
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	622,000	671,346
Cinemark USA, Inc.(d)
07/15/2028	5.250%	198,000	194,664
08/01/2032	7.000%	105,000	109,704
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	165,000	162,761
NCL Corp., Ltd.(d)
02/15/2027	5.875%	234,000	234,705
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	78,000	77,097
08/31/2026	5.500%	74,000	74,726
09/30/2031	5.625%	279,000	282,604
03/15/2032	6.250%	129,000	133,829
02/01/2033	6.000%	139,000	142,501

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	347,000	359,121
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	398,000	412,095
Vail Resorts, Inc.(d)
05/15/2032	6.500%	212,000	221,563
Viking Cruises Ltd.(d)
07/15/2031	9.125%	317,000	346,420
Total			4,343,378
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(d)
03/15/2033	5.875%	153,000	155,903
Hilton Grand Vacations Borrower Escrow LLC(d)
01/15/2032	6.625%	232,000	235,049
Total			390,952
Media and Entertainment 2.9%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	275,000	292,361
04/01/2030	7.875%	337,000	352,691
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	1,089,000	1,070,553
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	86,000	89,221
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	154,000	146,676
03/15/2030	4.625%	891,000	847,439
02/15/2031	7.375%	426,000	454,761
Roblox Corp.(d)
05/01/2030	3.875%	688,000	640,646
Univision Communications, Inc.(d)
08/15/2028	8.000%	273,000	279,202
06/30/2030	7.375%	254,000	245,594
Total			4,419,144
Metals and Mining 2.7%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	130,000	138,407
Allegheny Technologies, Inc.
10/01/2029	4.875%	116,000	112,173
10/01/2031	5.125%	488,000	474,583
Constellium SE(d)
04/15/2029	3.750%	1,056,000	986,315
08/15/2032	6.375%	282,000	289,751
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	277,000	274,075
04/01/2029	6.125%	967,000	981,191
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	354,000	324,052
Novelis Corp.(d)
11/15/2026	3.250%	284,000	274,470
08/15/2031	3.875%	143,000	130,733
Total			3,985,750
Midstream 5.8%
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	242,000	250,339
CNX Midstream Partners LP(d)
04/15/2030	4.750%	665,000	621,328
DCP Midstream Operating LP
04/01/2044	5.600%	336,000	334,538
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	683,000	719,081
EQM Midstream Partners LP(d)
07/01/2027	6.500%	539,000	554,993
04/01/2029	6.375%	162,000	167,379
EQM Midstream Partners LP
07/15/2048	6.500%	155,000	160,404
NuStar Logistics LP
10/01/2025	5.750%	596,000	596,385
06/01/2026	6.000%	755,000	760,041
Sunoco LP(d)
05/01/2029	7.000%	287,000	300,031
05/01/2032	7.250%	270,000	285,989
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	962,437
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	918,000	853,698
11/01/2033	3.875%	1,228,000	1,102,031
Venture Global LNG, Inc.(d),(g),(h)
	9.000%	383,000	388,226
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	171,000	192,253
01/15/2030	7.000%	206,000	211,412
02/01/2032	9.875%	184,000	204,473
Total			8,665,038
Oil Field Services 1.7%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	183,000	187,876
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	360,000	372,721
Nabors Industries, Inc.(d)
05/15/2027	7.375%	297,000	297,710
01/31/2030	9.125%	244,000	251,653
08/15/2031	8.875%	333,000	316,740
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Finance II LLC(d)
04/15/2030	8.000%	204,000	210,500
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	253,000	258,687
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	511,000	526,438
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	141,000	145,211
Total			2,567,536
Other Industry 0.2%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	155,000	150,705
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	132,000	135,990
Total			286,695
Other REIT 1.7%
Ladder Capital Finance Holdings LLLP(d)
07/15/2031	7.000%	248,000	262,864
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	255,000	254,427
02/01/2027	4.250%	813,000	792,574
06/15/2029	4.750%	168,000	164,167
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	283,000	274,000
02/01/2030	7.000%	128,000	132,840
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	91,000	95,242
04/01/2032	6.500%	226,000	233,638
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	189,750
Service Properties Trust(d)
11/15/2031	8.625%	170,000	184,871
Total			2,584,373
Packaging 1.5%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	684,000	610,597
Canpack SA/US LLC(d)
11/15/2029	3.875%	627,000	584,126
Sealed Air Corp.(d)
02/01/2028	6.125%	54,000	54,918
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	986,000	980,892
Total			2,230,533
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.3%
Bausch Health Companies, Inc.(d)
11/01/2025	5.500%	220,000	215,140
08/15/2027	5.750%	90,000	76,676
06/01/2028	4.875%	476,000	372,550
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	627,000	588,197
Jazz Securities DAC(d)
01/15/2029	4.375%	205,000	198,314
Organon Finance 1 LLC(d)
04/30/2028	4.125%	213,000	204,726
04/30/2031	5.125%	320,000	301,143
Total			1,956,746
Property & Casualty 3.4%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,320,704
04/15/2028	6.750%	580,000	589,293
01/15/2031	7.000%	141,000	144,927
10/01/2031	6.500%	334,000	337,903
AmWINS Group, Inc.(d)
02/15/2029	6.375%	296,000	303,084
HUB International, Ltd.(d)
06/15/2030	7.250%	1,307,000	1,362,645
Lumbermens Mutual Casualty Co.(d),(i)
12/01/2097	0.000%	30,000	30
Lumbermens Mutual Casualty Co.(i)
Subordinated
07/01/2026	0.000%	645,000	645
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	494,000	517,909
Radian Group, Inc.
03/15/2027	4.875%	262,000	262,610
05/15/2029	6.200%	105,000	109,762
Ryan Specialty LLC(d)
08/01/2032	5.875%	106,000	107,738
Total			5,057,250
Railroads 0.6%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	447,000	459,995
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	502,000	523,377
Total			983,372
Refining 0.2%
HF Sinclair Corp.
04/15/2027	6.375%	360,000	366,134

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	229,000	235,410
09/15/2029	5.625%	242,000	245,463
Yum! Brands, Inc.
04/01/2032	5.375%	361,000	360,176
Total			841,049
Retailers 1.4%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	111,000	105,921
02/15/2032	5.000%	111,000	105,198
Cougar JV Subsidiary LLC(d)
05/15/2032	8.000%	107,000	113,152
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	131,000	125,006
01/15/2030	6.375%	93,000	94,527
Hanesbrands, Inc.(d)
05/15/2026	4.875%	150,000	148,638
02/15/2031	9.000%	97,000	104,719
L Brands, Inc.(d)
07/01/2025	9.375%	110,000	112,900
10/01/2030	6.625%	398,000	405,513
L Brands, Inc.
06/15/2029	7.500%	80,000	83,060
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	161,000	154,671
Lithia Motors, Inc.(d)
01/15/2031	4.375%	175,000	163,032
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	204,499
PetSmart, Inc./Finance Corp.(d)
02/15/2029	7.750%	135,000	133,168
Total			2,054,004
Technology 9.3%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	128,000	133,558
Block, Inc.
06/01/2031	3.500%	175,000	159,503
Block, Inc.(d)
05/15/2032	6.500%	457,000	475,992
Camelot Finance SA(d)
11/01/2026	4.500%	505,000	497,589
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	204,000	212,249
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	163,000	166,673
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	225,000	215,672
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	535,000	544,504
06/30/2032	8.250%	718,000	750,530
Entegris Escrow Corp.(d)
04/15/2029	4.750%	382,000	376,447
06/15/2030	5.950%	430,000	438,250
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	684,000	733,737
HealthEquity, Inc.(d)
10/01/2029	4.500%	455,000	440,052
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	432,000	398,423
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(d)
05/01/2029	8.750%	427,000	436,331
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	156,000	145,845
05/30/2029	9.500%	685,000	700,998
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	435,000	419,489
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	265,965
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	508,000	559,266
NCR Corp.(d)
10/01/2028	5.000%	15,000	14,717
04/15/2029	5.125%	265,000	259,196
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	599,000	586,406
Picard Midco, Inc.(d)
03/31/2029	6.500%	788,000	784,265
Seagate HDD
12/15/2029	8.250%	170,000	184,544
07/15/2031	8.500%	188,000	205,113
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	271,228
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	257,000	267,833
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	641,205
08/15/2032	6.750%	168,000	175,544
SS&C Technologies, Inc.(d)
06/01/2032	6.500%	203,000	209,834
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synaptics, Inc.(d)
06/15/2029	4.000%	570,000	540,211
UKG, Inc.(d)
02/01/2031	6.875%	288,000	297,707
Zebra Technologies Corp.(d)
06/01/2032	6.500%	504,000	526,549
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	917,000	847,165
Total			13,882,590
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(d)
01/15/2030	8.250%	188,000	192,373
02/15/2031	8.000%	346,000	353,923
Total			546,296
Wireless 1.4%
SBA Communications Corp.
02/15/2027	3.875%	922,000	898,300
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	438,000	388,476
07/15/2031	4.750%	665,000	592,022
04/15/2032	7.750%	274,000	281,171
Total			2,159,969
Wirelines 1.3%
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	324,000	344,451
03/15/2031	8.625%	416,000	448,796
Iliad Holding SAS(d)
10/15/2026	6.500%	503,000	508,210
10/15/2028	7.000%	453,000	461,089
Windstream Escrow LLC/Finance Corp.(d),(f)
10/01/2031	8.250%	198,000	201,660
Total			1,964,206
Total Corporate Bonds & Notes (Cost $135,771,997)			136,500,595

Foreign Government Obligations(j) 1.2%

Canada 1.2%
NOVA Chemicals Corp.(d)
05/01/2025	5.000%	239,000	237,506
11/15/2028	8.500%	571,000	610,270
05/15/2029	4.250%	124,000	115,294
02/15/2030	9.000%	794,000	860,020
Total			1,823,090
Total Foreign Government Obligations (Cost $1,742,680)			1,823,090

Senior Loans 2.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.2%
8th Avenue Food & Provisions, Inc.(k),(l)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.710%	1,532	1,481
Arches Buyer, Inc.(k),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.195%	310,000	296,825
Total			298,306
Property & Casualty 0.3%
Broadstreet Partners, Inc.(k),(l)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/13/2031	8.095%	364,088	362,496
Retailers 0.4%
PetSmart LLC(k),(l)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.695%	655,103	648,670
Technology 1.3%
Ascend Learning LLC(k),(l)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.445%	782,862	778,893
UKG, Inc.(k),(l)
1st Lien Term Loan
3-month Term SOFR + 3.250% 01/30/2031	8.555%	1,177,730	1,177,730
Total			1,956,623
Total Senior Loans (Cost $3,274,151)			3,266,095

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(m),(n)	5,210,004	5,209,483
Total Money Market Funds (Cost $5,209,321)		5,209,483
Total Investments in Securities (Cost: $147,485,142)		148,025,859
Other Assets & Liabilities, Net		1,311,911
Net Assets		149,337,770

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $124,094,500, which represents 83.10% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Perpetual security with no specified maturity date.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(i)	Represents a security in default.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)
The stated interest rate represents the weighted average interest rate at September 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(m)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	4,364,478	30,521,750	(29,676,745)	—	5,209,483	(36)	146,798	5,210,004
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7011_12_C01_(11/24)